UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08683
                                   ------------------------------------

TANAKA Funds, Inc.
----------------------------------------------------------------------
(Exact name of registrant as specified in charter)

230 Park Ave., Suite 960, New York, NY 10169
----------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252
                                                   -------------

Date of fiscal year end:   11/30
                        ------------

Date of reporting period:  08/31/04
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

File the schedules as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

TANAKA GROWTH FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)


COMMON STOCKS - 98.42%                                                          SHARES                  VALUE
                                                                             --------------         --------------

ACCIDENT & Health Insurance - 3.10%
AFLAC, Inc.                                                                          4,170             $  167,217
                                                                                                    --------------

AIR TRANSPORTATION, SCHEDULED - 1.47%
JetBlue Airways Corp.                                                                3,337                 79,588
                                                                                                    --------------

BIOLOGICAL PRODUCTS - 0.03%
Mymetics Corp.                                                                      21,817                  1,745
                                                                                                    --------------

ELECTROMEDICAL & Electrotherapeutic Apparatus - 0.95%
Zoll Medical Corp.                                                                   1,540                 51,359
                                                                                                    --------------

ELECTRONIC & Other Electrical Equipment (No Computer Equipment) - 1.59%
General Electric Co.                                                                 2,625                 86,074
                                                                                                    --------------

ELECTRONIC COMPUTERS - 1.63%
Dell, Inc.                                                                           2,525                 87,971
                                                                                                    --------------

OFFICE MACHINES - 1.28%
Nam Tai Electronics, Inc.                                                            3,705                 68,987
                                                                                                    --------------

OPTICAL INSTRUMENTS & Lenses - 1.26%
KLA-Tencor Corp.                                                                     1,820                 67,995
                                                                                                    --------------

PHARMACEUTICAL PREPARATIONS - 13.71%
Barr Laboratories, Inc. (a)                                                          1,743                 68,448
Biovail Corp.                                                                       21,915                332,231
K-V Pharmaceutical Co. - Class A                                                    18,675                297,306
Pfizer, Inc.                                                                         1,300                 42,471
                                                                                                    --------------
                                                                                                          740,456
                                                                                                    --------------

PHOTOGRAPHIC EQUIPMENT & Supplies - 0.63%
Concord Camera Corp.                                                                20,275                 34,063
                                                                                                    --------------

RADIO & Tv Broadcasting & Communications Equipment - 12.14%
Applied Signal Technology, Inc.                                                      5,760                199,814
L 3 Communications Holdings, Inc.                                                    1,090                 68,278
QUALCOMM, Inc.                                                                       5,624                213,993
SafeNet, Inc.                                                                        6,096                173,431
                                                                                                    --------------
                                                                                                          655,516
                                                                                                    --------------


TANAKA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
AUGUST 31, 2004 (UNAUDITED)


COMMON STOCKS - 98.42% - CONTINUED                                              SHARES                  VALUE
                                                                             --------------         --------------

RADIOTELEPHONE COMMUNICATIONS - 6.56%
NEXTEL Communications, Inc. - Class A                                               15,275              $ 354,227
                                                                                                    --------------

RETAIL - EATING PLACES - 0.54%
BJ's Restaurants, Inc.                                                               2,000                 29,360
                                                                                                    --------------

RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 1.50%
Staples, Inc. (a)                                                                    2,830                 81,164
                                                                                                    --------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYS. - 11.88%
FLIR Systems, Inc.                                                                  10,990                641,486
                                                                                                    --------------

SECURITY BROKERS, DEALERS & Flotation Companies - 8.94%
MFC Bancorp Ltd.                                                                    27,365                482,992
                                                                                                    --------------

SEMICONDUCTORS & Related Devices - 1.82%
Intel Corp.                                                                          4,423                 94,166
Three-Five Systems, Inc.                                                             1,380                  4,044
                                                                                                    --------------
                                                                                                           98,210
                                                                                                    --------------

SERVICES - COMMERCIAL PHYSICAL & Biological Research - 1.35%
Affymetrix, Inc.                                                                     2,630                 73,114
                                                                                                    --------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 3.85%
Scientific Games Corp. - Class A                                                    12,200                207,766
                                                                                                    --------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 2.92%
Amdocs Ltd.                                                                          7,850                157,785
                                                                                                    --------------

SERVICES - MEDICAL LABORATORIES - 1.49%
Bio Reference Laboratories, Inc.                                                     6,500                 80,730
                                                                                                    --------------

SERVICES - PREPACKAGED SOFTWARE - 5.78%
Business Objects, Inc. (c)                                                          10,420                193,604
Internatinal Microcomputers Software                                                52,425                 51,901
Symantec Corp.                                                                       1,390                 66,664
                                                                                                    --------------
                                                                                                          312,169
                                                                                                    --------------


TANAKA GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
AUGUST 31, 2004 (UNAUDITED)


COMMON STOCKS - 98.42% - CONTINUED                                              SHARES                  VALUE
                                                                             --------------         --------------

SPECIAL INDUSTRY MACHINERY - 9.37%
ASM Lithography Holdings NV (c)                                                     15,070              $ 195,006
Novellus Systems, Inc.                                                               8,240                201,303
Veeco Instruments, Inc.                                                              5,670                109,771
                                                                                                    --------------
                                                                                                          506,080
                                                                                                    --------------

SURGICAL & Medical Instruments & Apparatus - 3.47%
Bard C.R. Inc.                                                                       3,340                187,374
                                                                                                    --------------

WHOLESALE-MEDICAL, DENTAL & Hospital Equipment & Sales - 1.16%
Owens & Minor Inc.                                                                   2,570                 62,965
                                                                                                    --------------

TOTAL COMMON STOCKS (Cost $5,329,877)                                                                   5,316,393
                                                                                                    --------------

MONEY MARKET SECURITIES - 2.30%
Huntington Investment, 0.40%, (b)                                                  124,014                124,014
                                                                                                    --------------

TOTAL MONEY MARKET SECURITIES (Cost $124,014)                                                             124,014
                                                                                                    --------------

TOTAL INVESTMENTS (Cost $5,453,891) - 100.72%                                                          $5,440,407
                                                                                                    --------------

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.72%)                                                  (38,863)
                                                                                                    --------------

TOTAL NET ASSETS - 100.00%                                                                            $ 5,401,544
                                                                                                    ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2004.
(c) American Depository Receipts.

TAX RELATED
Unrealized appreciation                                                                                $1,300,878
Unrealized depreciation                                                                                (1,314,362)
                                                                                                    --------------
Net unrealized depreciation                                                                             $ (13,484)
                                                                                                    ==============

Aggregate cost of securities for income tax purposes                                                  $ 5,453,891
                                                                                                    ==============

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 1, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There have been no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        TANAKA Funds, Inc.

By       /s/ Graham Tanaka
*        Graham Tanaka, President

Date     11/1/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Graham Tanaka
*        Graham Tanaka, President

Date     11/1/2004

By       /s/ Dmitriy Perelstein
*        Dmitriy Perelstein, Treasurer

Date     11/1/2004